UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus High Yield Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace/Defense - .9%
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	1,310,000	[b]	1,404,975
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b]	2,353,550
Engility,
Gtd. Notes	8.88	9/1/24	2,205,000	[b]	2,342,813
Enpro Industries,
Gtd. Notes	5.88	9/15/22	4,345,000	[b,c]	4,518,800
					10,620,138
Automotive - 1.8%
Adient Global Holdings,
Gtd. Notes	4.88	8/15/26	4,050,000	[b]	3,984,187
American Axle & Manufacturing,
Gtd. Notes	6.25	4/1/25	3,575,000	[b]	3,588,406
Gates Global,
Gtd. Notes	6.00	7/15/22	6,600,000	[b]	6,748,500
IHO Verwaltungs,
Sr. Scd. Bonds	4.50	9/15/23	1,480,000	[b]	1,467,050
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	5,465,000	[b]	5,824,761
					21,612,904
Banking - 2.8%
Ally Financial,
Gtd. Notes	4.75	9/10/18	2,885,000		2,971,550
Ally Financial,
Gtd. Notes	7.50	9/15/20	2,685,000		3,022,303
Ally Financial,
Gtd. Notes	8.00	11/1/31	5,452,000		6,542,400
Ally Financial,
Sr. Unscd. Notes	4.63	5/19/22	1,650,000		1,687,125
Ally Financial,
Sub. Notes	5.75	11/20/25	2,645,000	[c]	2,717,738
Bank of America,
Jr. Sub. Notes, Ser. AA	6.10	12/29/49	4,965,000	[c,d]	5,266,624
Citigroup,
Jr. Sub. Bonds	5.95	12/29/49	5,735,000	[d]	5,993,075
JPMorgan Chase & Co.,
Jr. Sub. Notes, Ser. X	6.10	10/29/49	5,665,000	[d]	5,993,570
					34,194,385
Building Materials - 2.6%
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.75	12/15/23	3,490,000	[b]	3,638,325
FBM Finance,
Sr. Scd. Notes	8.25	8/15/21	6,555,000	[b]	6,981,075
Gibraltar Industries,
Gtd. Notes	6.25	2/1/21	3,240,000		3,339,225
HD Supply,
Gtd. Notes	5.75	4/15/24	2,110,000	[b]	2,224,573

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials - 2.6% (continued)
Louisiana-Pacific,
Gtd. Notes	4.88	9/15/24	4,365,000		4,397,737
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	1,500,000		1,562,700
RSI Home Products,
Scd. Notes	6.50	3/15/23	4,030,000	[b]	4,171,050
Summit Materials,
Gtd. Notes	8.50	4/15/22	455,000		504,481
Summit Materials,
Gtd. Notes	6.13	7/15/23	4,205,000	[c]	4,310,125
					31,129,291
Cable & Satellite - 5.9%
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	1,265,000	[b]	1,347,225
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	5,425,000	[b]	5,655,562
Altice Finco,
Gtd. Notes	7.63	2/15/25	3,745,000	[b,c]	3,862,031
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/20	4,150,000		4,606,500
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/23	4,235,000		4,414,987
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,390,000	[b]	3,584,925
CCO Holdings,
Sr. Unscd. Notes	5.38	5/1/25	2,015,000	[b]	2,072,931
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/26	2,705,000	[b]	2,847,013
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	1,492,000	[b]	1,538,625
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/21	2,450,000		2,662,844
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	3,655,000	[b]	4,248,937
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,135,000		1,227,928
DISH DBS,
Gtd. Notes	5.88	7/15/22	6,470,000		6,813,686
DISH DBS,
Gtd. Notes	7.75	7/1/26	2,525,000		2,941,625
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	4,245,000		4,696,031
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,330,000	[c]	1,275,138
Intelsat Jackson Holdings,
Gtd. Notes	7.50	4/1/21	3,000,000		2,718,750
Midcontinent
Communications/Midcontinent Finance,
Gtd. Notes	6.88	8/15/23	3,490,000	[b]	3,729,937
Radiate Holdco,
Sr. Unscd. Notes	6.63	2/15/25	4,660,000	[b]	4,610,487
Virgin Media Finance,
Gtd. Notes	6.38	4/15/23	2,815,000	[b]	2,948,713
Virgin Media Finance,
Gtd. Notes	6.00	10/15/24	1,330,000	[b]	1,383,200

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Cable & Satellite - 5.9% (continued)
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	2,178,589	[b]	2,197,652
					71,384,727
Chemicals - 3.2%
Chemours,
Gtd. Notes	7.00	5/15/25	4,360,000	[c]	4,715,340
Consolidated Energy Finance,
Gtd. Notes	6.75	10/15/19	3,574,000	[b]	3,618,675
CVR Partners,
Scd. Notes	9.25	6/15/23	4,575,000	[b,c]	4,712,250
Hexion,
Sr. Scd. Notes	6.63	4/15/20	3,445,000		3,178,013
Hexion,
Sr. Scd. Notes	10.38	2/1/22	2,695,000	[b]	2,695,000
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/24	6,839,000	[b,c]	6,873,195
Kraton Polymers,
Gtd. Notes	10.50	4/15/23	880,000	[b]	1,014,200
Kraton Polymers,
Gtd. Notes	7.00	4/15/25	4,615,000	[b]	4,695,762
Platform Specialty Products,
Sr. Unscd. Notes	10.38	5/1/21	2,125,000	[b]	2,369,375
Tronox Finance,
Gtd. Notes	6.38	8/15/20	2,325,000		2,345,344
Univar,
Gtd. Notes	6.75	7/15/23	2,275,000	[b]	2,371,688
					38,588,842
Construction Machinery - 1.1%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	3,750,000	[b]	3,243,750
BlueLine Rental Finance,
Scd. Notes	9.25	3/15/24	3,145,000	[b]	3,227,556
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	2,555,000	[c]	2,692,331
United Rentals North America,
Gtd. Notes	6.13	6/15/23	3,960,000		4,153,050
					13,316,687
Consumer Cyclical Services - 1.7%
GEO Group,
Gtd. Notes	6.00	4/15/26	2,159,000		2,197,265
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	4,650,000	[b]	5,109,187
Reliance Intermediate Holdings,
Sr. Scd. Notes	6.50	4/1/23	6,079,000	[b]	6,504,530
West,
Gtd. Notes	5.38	7/15/22	7,524,000	[b]	7,420,545
					21,231,527
Consumer Products - .9%
Kronos Acquisition Holdings,
Gtd. Notes	9.00	8/15/23	4,125,000	[b]	4,207,500
Prestige Brands,
Gtd. Notes	6.38	3/1/24	2,975,000	[b]	3,138,625
Tempur Sealy International,
Gtd. Notes	5.63	10/15/23	2,610,000		2,636,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Products - .9% (continued)
Tempur Sealy International,
Gtd. Notes	5.50	6/15/26	610,000		602,985
					10,585,210
Diversified Manufacturing - 1.4%
ATS Automation Tooling Systems,
Sr. Unscd. Notes	6.50	6/15/23	3,547,000	[b]	3,715,483
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	3,505,000	[b,c]	3,636,438
Griffon,
Gtd. Notes	5.25	3/1/22	5,280,000		5,332,800
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	4,540,000		4,732,950
					17,417,671
Electric - 2.1%
AES,
Sr. Unscd. Notes	5.50	3/15/24	880,000	[c]	897,600
AES,
Sr. Unscd. Notes	6.00	5/15/26	2,445,000		2,542,800
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	2,105,000	[c]	2,141,838
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	7,240,000		7,366,700
Dynegy,
Gtd. Notes	6.75	11/1/19	1,700,000		1,755,250
Dynegy,
Gtd. Notes	7.38	11/1/22	1,710,000		1,701,450
Enviva Partners,
Gtd. Notes	8.50	11/1/21	2,840,000	[b]	3,021,050
NRG Energy,
Gtd. Notes	7.88	5/15/21	1,718,000	[c]	1,773,835
NRG Energy,
Gtd. Notes	6.63	3/15/23	2,220,000		2,282,438
NRG Energy,
Gtd. Notes	6.63	1/15/27	1,980,000	[b,c]	1,984,950
					25,467,911
Energy - 12.7%
Alta Mesa Holdings,
Sr. Unscd. Notes	7.88	12/15/24	3,950,000	[b]	4,127,750
Antero Resources,
Gtd. Notes	5.13	12/1/22	5,510,000	[c]	5,609,869
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,191,900
Archrock Partners,
Gtd. Notes	6.00	4/1/21	740,000		738,150
Archrock Partners,
Gtd. Notes	6.00	10/1/22	4,025,000	[c]	3,984,750
California Resources,
Scd. Notes	8.00	12/15/22	4,130,000	[b]	3,381,438
Callon Petroleum,
Gtd. Notes	6.13	10/1/24	2,230,000	[b]	2,330,350
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	4,420,000	[c]	4,596,800
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000	[c]	730,438
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	7.00	6/30/24	2,840,000	[b]	3,141,750

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 12.7% (continued)
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.88	3/31/25	1,485,000	[b]	1,553,681
Chesapeake Energy,
Sr. Unscd. Notes	8.00	1/15/25	4,250,000	[b,c]	4,265,937
Continental Resources,
Gtd. Notes	4.50	4/15/23	4,925,000		4,826,500
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,800,000		1,687,500
Crestwood Midstream Partners,
Gtd. Notes	5.75	4/1/25	4,510,000	[b,c]	4,617,112
CVR Refining/Coffeyville Finance,
Gtd. Notes	6.50	11/1/22	6,238,000		6,315,975
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	3,005,000		3,365,600
EP Energy,
Gtd. Notes	9.38	5/1/20	1,870,000	[c]	1,771,825
EP Energy/Everst Acquisition Finance,
Scd. Notes	8.00	2/15/25	3,280,000	[b]	3,066,800
Extraction Oil & Gas Holdings,
Gtd. Notes	7.88	7/15/21	4,400,000	[b]	4,664,000
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	3,266,000		3,102,700
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	2,980,000		2,950,200
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,311,025
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,601,950
Genesis Energy,
Gtd. Notes	6.75	8/1/22	350,000		362,600
Gulfport Energy,
Gtd. Notes	6.00	10/15/24	3,350,000	[b]	3,266,250
Gulfport Energy,
Gtd. Notes	6.38	5/15/25	2,290,000	[b]	2,255,650
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000		3,408,500
Matador Resources,
Gtd. Notes	6.88	4/15/23	4,690,000		4,924,500
Matador Resources,
Sr. Unscd. Notes	6.88	4/15/23	1,620,000	[b]	1,701,000
Noble Holding International,
Gtd. Notes	7.75	1/15/24	4,680,000	[c]	4,516,200
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	3,695,000	[c]	3,722,712
Parsley Energy,
Gtd. Notes	6.25	6/1/24	2,100,000	[b]	2,236,500
Parsley Energy,
Gtd. Notes	5.38	1/15/25	1,330,000	[b]	1,353,275
PDC Energy,
Gtd. Notes	6.13	9/15/24	3,520,000	[b]	3,625,600
Precision Drilling,
Gtd. Notes	7.75	12/15/23	1,835,000	[b]	1,940,513
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	3,145,000		3,123,394
Rose Rock Midstream,
Gtd. Notes	5.63	11/15/23	2,565,000		2,526,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Energy - 12.7% (continued)
RSP Permian,
Gtd. Notes	6.63		10/1/22	2,912,000		3,079,440
RSP Permian,
Gtd. Notes	5.25		1/15/25	2,215,000	[b]	2,242,688
Sanchez Energy,
Gtd. Notes	7.75		6/15/21	2,380,000		2,362,150
Sanchez Energy,
Gtd. Notes	6.13		1/15/23	2,715,000	[c]	2,531,738
Summit Midstream Holdings,
Gtd. Notes	5.75		4/15/25	3,420,000		3,420,000
Targa Resources Partners,
Gtd. Notes	6.38		8/1/22	2,255,000		2,336,744
Targa Resources Partners,
Gtd. Notes	5.13		2/1/25	1,180,000	[b]	1,219,825
The Williams Companies,
Sr. Unscd. Notes	7.88		9/1/21	869,000		1,008,040
The Williams Companies,
Sr. Unscd. Notes	4.55		6/24/24	3,705,000		3,751,312
Trinidad Drilling,
Sr. Unscd. Notes	6.63		2/15/25	1,975,000	[b]	1,977,469
Unit,
Gtd. Notes	6.63		5/15/21	7,700,000		7,623,000
Whiting Petroleum,
Gtd. Notes	5.00		3/15/19	1,205,000		1,208,013
Whiting Petroleum,
Gtd. Notes	5.75		3/15/21	2,825,000	[c]	2,821,469
Whiting Petroleum,
Gtd. Notes	6.25		4/1/23	1,670,000	[c]	1,670,000
						155,149,107
Environmental - .6%
Advanced Disposal Services,
Gtd. Notes	5.63		11/15/24	4,765,000	[b]	4,824,562
GFL Environmental,
Sr. Unscd. Notes	9.88		2/1/21	2,735,000	[b]	2,974,313
						7,798,875
Finance Companies - 7.0%
Aircastle,
Sr. Unscd. Notes	5.50		2/15/22	3,536,000		3,810,040
Aircastle,
Sr. Unscd. Notes	5.00		4/1/23	1,630,000		1,719,650
Amigo,
Sr. Scd. Notes	GBP	7.63	1/15/24	2,450,000	[b]	3,161,665
Aston Martin Capital Holding,
Sr. Scd. Notes	6.50		4/15/22	2,950,000	[b]	2,968,438
CIT Group,
Sr. Unscd. Notes	5.00		8/15/22	5,305,000		5,566,908
Cyrusone,
Gtd. Notes	5.00		3/15/24	2,915,000	[b]	3,002,450
Garfunkelux Holdco 2,
Scd. Bonds	GBP	11.00	11/1/23	1,775,000		2,335,087
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	1,895,000		2,529,041
Hub Holdings,
Sr. Unscd. Notes	8.13		7/15/19	7,755,000	[b]	7,793,775
HUB International,
Sr. Unscd. Notes	7.88		10/1/21	1,125,000	[b]	1,175,625

	Coupon		Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Finance Companies - 7.0% (continued)
Icahn Enterprises,
Gtd. Notes	6.00		8/1/20	2,725,000		2,820,375
Icahn Enterprises,
Gtd. Notes	5.88		2/1/22	3,230,000		3,294,600
Icahn Enterprises,
Sr. Unscd. Notes	6.25		2/1/22	825,000	[b]	839,438
KCG Holdings,
Sr. Scd. Notes	6.88		3/15/20	3,750,000	[b]	3,862,500
Ladder Capital Finance Holdings,
Gtd. Notes	7.38		10/1/17	5,385,000		5,385,000
Ladder Capital Finance Holdings,
Gtd. Notes	5.88		8/1/21	535,000	[b]	542,356
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25		3/15/22	7,900,000	[b]	7,979,000
Park Aerospace Holdings,
Gtd. Notes	5.50		2/15/24	10,170,000	[b]	10,602,225
Park Aerospace Holdings,
Sr. Unscd. Notes	5.25		8/15/22	1,380,000	[b]	1,440,375
Provident Funding Associates,
Gtd. Notes	6.75		6/15/21	3,305,000	[b]	3,387,625
Quicken Loans,
Gtd. Notes	5.75		5/1/25	5,380,000	[b]	5,312,750
York Risk Services Holding,
Gtd. Notes	8.50		10/1/22	6,515,000	[b]	6,124,100
						85,653,023
Food and Beverage - 1.1%
AdvancePierre Foods Holdings,
Gtd. Notes	5.50		12/15/24	2,670,000	[b]	2,706,713
JBS USA Finance,
Gtd. Notes	5.75		6/15/25	2,750,000	[b]	2,791,250
Post Holdings,
Gtd. Notes	5.50		3/1/25	4,050,000	[b]	4,060,125
Post Holdings,
Sr. Unscd. Notes	5.00		8/15/26	950,000	[b]	912,000
US Foods,
Gtd. Notes	5.88		6/15/24	3,310,000	[b]	3,450,675
						13,920,763
Gaming - 3.1%
Boyd Gaming,
Gtd. Notes	6.38		4/1/26	4,330,000		4,643,925
Eldorado Resorts,
Gtd. Notes	7.00		8/1/23	2,217,000		2,386,046
International Game Technology,
Sr. Scd. Notes	6.25		2/15/22	6,335,000	[b]	6,794,287
International Game Technology,
Sr. Scd. Notes	6.50		2/15/25	1,575,000	[b]	1,685,250
Ladbrokes Group Finance,
Gtd. Bonds	GBP	5.13	9/8/23	2,900,000		3,619,414
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.63		5/1/24	4,090,000		4,335,400
MGM Resorts International,
Gtd. Notes	7.75		3/15/22	4,377,000		5,058,171
Scientific Games International,
Gtd. Notes	10.00		12/1/22	9,030,000		9,662,100
						38,184,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Health Care - 5.2%
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75		3/1/25	2,740,000	[b]	2,818,775
CHS/Community Health Systems,
Gtd. Notes	8.00		11/15/19	1,245,000	[c]	1,224,769
CHS/Community Health Systems,
Gtd. Notes	6.88		2/1/22	715,000		614,900
CHS/Community Health Systems,
Sr. Scd. Notes	5.13		8/1/21	465,000	[c]	461,513
CHS/Community Health Systems,
Sr. Scd. Notes	6.25		3/31/23	2,375,000		2,431,406
DaVita,
Gtd. Notes	5.00		5/1/25	5,060,000		5,056,863
HCA,
Gtd. Notes	7.50		2/15/22	6,310,000		7,232,837
HCA,
Gtd. Notes	5.88		5/1/23	1,880,000	[c]	2,035,100
HCA,
Sr. Scd. Notes	5.00		3/15/24	4,765,000		5,009,206
HCA Holdings,
Sr. Unscd. Notes	6.25		2/15/21	3,200,000		3,462,000
Healthsouth,
Gtd. Notes	5.75		11/1/24	2,915,000		2,951,438
IASIS Healthcare,
Gtd. Notes	8.38		5/15/19	3,920,000		3,773,000
Kindred Healthcare,
Gtd. Notes	6.38		4/15/22	2,405,000		2,251,681
Kindred Healthcare,
Gtd. Notes	8.75		1/15/23	2,225,000	[c]	2,238,906
MPH Acquisition Holdings,
Gtd. Notes	7.13		6/1/24	6,249,000	[b]	6,734,079
Synlab Unsecured Bondco,
Sr. Unscd. Bonds	EUR	8.25	7/1/23	2,820,000		3,324,025
Tenet Healthcare,
Sr. Unscd. Notes	8.00		8/1/20	955,000		966,938
Tenet Healthcare,
Sr. Unscd. Notes	8.13		4/1/22	4,470,000		4,682,325
Tenet Healthcare,
Sr. Unscd. Notes	6.75		6/15/23	5,810,000	[c]	5,722,850
						62,992,611
Home Construction - 1.7%
Ashton Woods,
Sr. Unscd. Notes	6.88		2/15/21	2,983,000	[b]	2,997,915
Brookfield Residential Properties,
Gtd. Notes	6.50		12/15/20	2,680,000	[b]	2,783,850
Mattamy Group,
Sr. Unscd. Notes	6.88		12/15/23	3,835,000	[b]	3,997,987
Taylor Morrison Communities,
Gtd. Notes	5.88		4/15/23	3,080,000	[b]	3,249,400
TRI Pointe Holdings,
Gtd. Notes	5.88		6/15/24	3,610,000	[c]	3,736,350
William Lyon Homes,
Gtd. Notes	5.88		1/31/25	4,425,000	[b]	4,480,312
						21,245,814
Industrial Services - 1.3%
AECOM,
Gtd. Notes	5.75		10/15/22	3,172,000		3,342,495

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial Services - 1.3% (continued)
Hillman Group,
Gtd. Notes	6.38	7/15/22	5,100,000	[b]	4,890,404
Hilton Grand Vacations Borrower,
Gtd. Notes	6.13	12/1/24	2,515,000	[b]	2,653,325
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	4,655,000	[b]	4,817,925
					15,704,149
Insurance - .3%
CNO Financial Group,
Sr. Unscd. Notes	5.25	5/30/25	3,544,000		3,652,553
Media Entertainment - 3.2%
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/25	3,020,000		3,103,050
AMC Networks,
Gtd. Notes	5.00	4/1/24	4,571,000		4,588,141
CBS Radio,
Gtd. Notes	7.25	11/1/24	2,965,000	[b]	3,120,663
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/22	2,640,000		2,753,837
ClubCorp Club Operations,
Gtd. Notes	8.25	12/15/23	3,705,000	[b]	4,047,712
Eagle II Acquisition,
Sr. Unscd. Notes	6.00	4/1/25	1,375,000	[b]	1,421,406
Gray Television,
Gtd. Notes	5.13	10/15/24	1,840,000	[b]	1,821,600
Gray Television,
Gtd. Notes	5.88	7/15/26	1,970,000	[b]	2,009,400
Lions Gate Entertainment,
Gtd. Notes	5.88	11/1/24	4,665,000	[b,c]	4,863,262
National CineMedia,
Sr. Unscd. Notes	5.75	8/15/26	2,760,000		2,806,903
Netflix,
Sr. Unscd. Bonds	5.88	2/15/25	680,000		732,700
Netflix,
Sr. Unscd. Notes	5.75	3/1/24	1,765,000		1,890,668
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,140,000	[b]	2,172,100
Townsquare Media,
Gtd. Notes	6.50	4/1/23	3,869,000	[b,c]	3,878,672
					39,210,114
Metals and Mining - 4.9%
AK Steel,
Gtd. Notes	7.63	10/1/21	1,630,000	[c]	1,695,200
AK Steel,
Gtd. Notes	7.00	3/15/27	5,780,000	[c]	5,787,225
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/24	740,000	[b]	797,350
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/26	555,000	[b]	606,338
ArcelorMittal,
Sr. Unscd. Bonds	10.60	6/1/19	2,017,000		2,380,262
ArcelorMittal,
Sr. Unscd. Notes	7.75	10/15/39	735,000		837,900
Constellium,
Sr. Unscd. Notes	6.63	3/1/25	6,055,000	[b,c]	5,858,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Metals and Mining - 4.9% (continued)
First Quantum Minerals,
Gtd. Notes		7.25	4/1/23	3,735,000	[b,c]	3,786,356
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,570,000	[c]	3,300,893
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	3,420,000		2,898,450
Grinding Media,
Sr. Scd. Notes		7.38	12/15/23	4,869,000	[b]	5,124,622
Hudbay Minerals,
Gtd. Notes		7.25	1/15/23	1,815,000	[b]	1,932,975
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	4,360,000	[b]	4,752,400
Murray Energy,
Scd. Notes		11.25	4/15/21	2,180,000	[b]	1,694,950
Novelis,
Gtd. Notes		6.25	8/15/24	2,625,000	[b]	2,743,125
Novelis,
Gtd. Notes		5.88	9/30/26	2,030,000	[b]	2,075,675
Peabody Securities Finance,
Sr. Scd. Notes		6.00	3/31/22	2,985,000	[b]	2,981,269
Peabody Securities Finance,
Sr. Scd. Notes		6.38	3/31/25	1,990,000	[b]	1,977,563
Teck Resources,
Gtd. Notes		4.75	1/15/22	2,498,000		2,594,798
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,675,000		2,795,910
Vale Overseas,
Gtd. Notes		6.25	8/10/26	2,660,000		2,896,075
						59,517,548
Packaging - 4.8%
ARD Finance,
Sr. Scd. Notes		7.13	9/15/23	6,320,000	[b]	6,525,400
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	3,380,000	[b]	3,513,172
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/24	3,650,000	[b]	3,919,187
Ardagh Packaging Finance Holdings,
Gtd. Notes		6.00	2/15/25	4,460,000	[b]	4,521,325
Bway Holding,
Sr. Unscd. Notes		7.25	4/15/25	10,190,000	[b]	10,215,475
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	5,330,000	[b]	5,836,083
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,670,000	[b]	1,897,452
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,000,000		1,136,199
Horizon Parent Holdings,
Sr. Scd. Bonds	EUR	8.25	2/15/22	5,470,000	[b]	6,078,313
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	6,370,000	[b]	6,831,825
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	7,535,000	[b]	7,765,722
						58,240,153
Paper - .5%
Mercer International,
Gtd. Notes		7.75	12/1/22	4,883,000		5,250,690

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Paper - .5% (continued)
Mercer International,
Sr. Unscd. Notes	6.50	2/1/24	790,000	[b]	793,950
					6,044,640
Pharmaceuticals - 1.7%
DPx Holdings,
Sr. Unscd. Notes	7.50	2/1/22	4,890,000	[b]	5,165,062
Jaguar Holding II,
Gtd. Notes	6.38	8/1/23	5,680,000	[b]	5,949,800
Valeant Pharmaceuticals International,
Gtd. Notes	6.38	10/15/20	4,575,000	[b,c]	4,163,250
Valeant Pharmaceuticals International,
Gtd. Notes	5.88	5/15/23	2,255,000	[b]	1,761,719
Valeant Pharmaceuticals International,
Gtd. Notes	6.13	4/15/25	2,275,000	[b]	1,760,281
Valeant Pharmaceuticals International,
Sr. Scd. Notes	7.00	3/15/24	1,575,000	[b]	1,620,281
					20,420,393
Retailers - 1.4%
Albertsons,
Sr. Unscd. Notes	6.63	6/15/24	3,050,000	[b]	3,126,250
Dollar Tree,
Gtd. Notes	5.75	3/1/23	4,070,000		4,354,900
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b]	4,659,050
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/31	4,700,000	[c]	4,559,000
					16,699,200
Technology - 5.3%
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	3,160,000	[b]	3,199,500
CDW,
Gtd. Notes	5.50	12/1/24	3,335,000		3,510,088
CDW,
Gtd. Notes	5.00	9/1/25	2,185,000		2,231,431
CommScope Technologies,
Gtd. Notes	6.00	6/15/25	5,045,000	[b]	5,309,862
Diamond 1 Finance,
Gtd. Notes	5.88	6/15/21	1,800,000	[b,c]	1,892,887
Diamond 1 Finance,
Gtd. Notes	7.13	6/15/24	2,165,000	[b]	2,394,514
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	4,440,000	[b]	4,857,942
First Data,
Gtd. Notes	7.00	12/1/23	2,655,000	[b]	2,854,125
First Data,
Sr. Scd. Notes	5.38	8/15/23	5,455,000	[b]	5,693,656
First Data,
Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,925,881
Genesys Telecommunications Laboratories,
Sr. Scd. Notes	10.00	11/30/24	3,890,000	[b]	4,240,100
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	4,895,000	[b]	5,029,612
Infor US,
Gtd. Notes	6.50	5/15/22	3,800,000		3,923,880
Rackspace Hosting,
Sr. Unscd. Notes	8.63	11/15/24	3,115,000	[b,c]	3,290,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Technology - 5.3% (continued)
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	3,094,000	[b]	3,179,085
RP Crown Parent,
Sr. Scd. Notes	7.38	10/15/24	5,610,000	[b]	5,862,450
Sabre Global,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	[b]	2,743,425
Sophia Finance,
Sr. Unscd. Notes	9.00	9/30/23	1,780,000	[b]	1,877,900
					65,016,401
Transportation Services - .7%
XPO Logistics,
Gtd. Notes	6.50	6/15/22	3,040,000	[b]	3,203,400
XPO Logistics,
Gtd. Notes	6.13	9/1/23	5,350,000	[b]	5,584,062
					8,787,462
Wireless Communications - 6.1%
Altice,
Gtd. Notes	7.75	5/15/22	4,200,000	[b]	4,467,750
Altice,
Gtd. Notes	7.63	2/15/25	2,755,000	[b,c]	2,922,022
Digicel,
Gtd. Notes	6.75	3/1/23	4,410,000	[b,c]	3,957,975
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	2,705,000	[b]	2,335,416
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[b]	1,721,500
SFR Group,
Sr. Scd. Bonds	6.00	5/15/22	3,040,000	[b]	3,161,600
SFR Group,
Sr. Scd. Bonds	6.25	5/15/24	3,465,000	[b]	3,499,650
SFR Group,
Sr. Scd. Notes	7.38	5/1/26	6,105,000	[b]	6,311,044
Sprint,
Gtd. Notes	7.25	9/15/21	1,735,000		1,877,600
Sprint,
Gtd. Notes	7.88	9/15/23	4,515,000		5,011,650
Sprint,
Gtd. Notes	7.63	2/15/25	1,165,000	[c]	1,275,675
Sprint Capital,
Gtd. Notes	6.90	5/1/19	1,690,000		1,808,300
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,680,000		2,837,450
Sprint Communications,
Gtd. Notes	9.00	11/15/18	2,025,000	[b]	2,209,781
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[b]	4,227,975
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	3,425,000		3,686,156
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,075,000		2,614,500
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	1,865,000		1,932,140
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,879,918
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000	[c]	4,375,800

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications - 6.1% (continued)
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	1,070,000		1,158,275
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	4,610,000		4,926,937
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	1,630,000		1,760,400
T-Mobile USA,
Gtd. Notes	5.13	4/15/25	1,895,000	[c]	1,966,063
					73,925,577
Wireline Communications - 2.2%
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	1,108,000		1,159,245
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/24	1,960,000	[c]	2,076,992
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	2,650,000	[b]	2,785,813
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	1,710,000	[c]	1,739,925
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		886,601
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	1,605,000		1,563,872
Level 3 Financing,
Gtd. Notes	5.38	1/15/24	3,800,000		3,899,750
Level 3 Financing,
Gtd. Notes	5.25	3/15/26	3,605,000		3,636,544
Qwest,
Sr. Unscd. Notes	6.75	12/1/21	2,025,000		2,224,742
Sable International Finance,
Gtd. Notes	6.88	8/1/22	6,455,000	[b]	6,858,437
Uniti Group,
Gtd. Notes	8.25	10/15/23	545,000		577,700
					27,409,621
Total Bonds and Notes
(cost $1,049,275,913)					1,075,121,890
Floating Rate Loan Interests - 2.9%
Automotive - .2%
Capital Automotive,
Term Loan	2.86	3/21/25	2,580,000	[d]	2,614,675
Consumer Products - .3%
Serta Simmons Bedding,
Second Lien Initial Term Loan	9.03	10/21/24	2,765,000	[d]	2,790,341
Finance Companies - .6%
Asurion,
Second Lien Term Loan	8.53	2/19/21	3,345,000	[d]	3,391,830
Asurion Lonestar Intermediate Super
Holdings,
Term Loan	10.06	8/10/21	3,308,334	[d]	3,448,938
					6,840,768
Metals and Mining - .6%
Dynacast International,
First Lien Tranche B-1 Term Loan	4.65	1/28/22	2,812,842	[d]	2,825,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 2.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Metals and Mining - .6% (continued)
Murray Energy,
Term B-2 Loan	8.27	4/9/20	4,835,528	[d]	4,710,602
					7,535,765
Retailers - .3%
Varsity Brands,
Term Loan	5.00	12/10/21	3,785,685	[d]	3,844,363
Technology - .9%
BMC Software Finance,
Term Loan	5.12	9/10/20	2,937,149	[d]	2,946,166
Global Eagle Entertainment,
Initial Term Loan	7.15	12/22/22	3,520,000	[d]	3,330,818
Greeneden US Holdings II,
Tranche B-1 Term Loan	5.04	12/1/23	2,145,000	[d]	2,165,109
RP Crown Parent,
Initial Term Loan	4.65	9/22/23	2,815,000	[d]	2,838,167
					11,280,260
Total Floating Rate Loan Interests
(cost $34,266,135)					34,906,172
Common Stocks - 2.2%			Shares		Value ($)
Exchange-Traded Funds - 2.2%
iShares iBoxx $ High Yield Corporate Bond
ETF			170,400		14,957,712
PowerShares Senior Loan Portfolio			515,000		11,978,900
Total Common Stocks
(cost $27,007,568)					26,936,612
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .0%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $544,820)	0.46	4/27/17	545,000		544,737
Other Investment - 5.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $68,078,814)			68,078,814	[e]	68,078,814
Investment of Cash Collateral for
Securities Loaned - 6.9%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $83,674,406)			83,674,406	[e]	83,674,406
Total Investments (cost $1,262,847,656)			105.8%		1,289,262,631
Liabilities, Less Cash and Receivables			(5.8%)		(70,159,522)
Net Assets			100.0%		1,219,103,109

ETF—Exchange-Traded Fund
a Principal amount stated in U.S. Dollars unless otherwise
EUR—Euro
GBP—British Pound

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $595,984,793 or 48.89% of net assets.

c

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $113,193,847 and the value of the collateral held by the fund was $117,428,819, consisting of cash collateral of $83,674,406 and U.S. Government & Agency securities valued at $33,754,413.

d	Variable rate security—rate shown is the interest rate in effect at period end.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	88.2
Short-Term/Money Market Investments	12.5
Bank Loans	2.9
Common Stocks	2.2
105.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds †		1,075,121,890		1,075,121,890
Exchange-Traded Funds	26,936,612			26,936,612
Floating Rate Loan Interests †		34,906,172		34,906,172
Registered Investment
Companies	151,753,220			151,753,220
U.S. Treasury		544,737		544,737
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		151,234		48,231
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(41,800)		(41,800)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract

NOTES

increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at March 31, 2017: At March 31, 2017, accumulated net unrealized appreciation on investments was $26,414,975, consisting of $35,330,697 gross unrealized appreciation and $8,915,722 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)